Deposits from the Brazilian Central Bank and Deposits from credit institutions	12 Months Ended
Dec. 31, 2022
Deposits From Brazilian Central Bank And Deposits From Credit Institutions
Deposits from the Brazilian Central Bank and Deposits from credit institutions

16.	Deposits from the Brazilian Central Bank and Deposits from credit institutions

The breakdown, by classification, type and currency, of the balances of these items is as follows:

Thousand of reais	2022	2021	2020

Classification:
Financial liabilities at amortized cost	116,079,014	121,005,909	131,656,962
Total	116,079,014	121,005,909	131,656,962

Type:
Deposits on demand (1)	3,520,842	126,203	296,340
Time deposits (2)	87,824,144	75,754,363	76,489,490
Repurchase agreements	24,734,028	45,125,343	54,871,132
Of which:
Backed operations with Private Securities (3)	70,188	13,478,131	13,843,463
Backed operations with Government Securities	24,663,840	31,647,212	41,027,669
Total	116,079,014	121,005,909	131,656,962
(1)	Non-remunerated accounts.
(2)	Includes operations with credit institutions resulting from export and import financing lines, domestic onlending (BNDES and Finame) and abroad, and other credit lines abroad.
(3)	Refer basically to repurchase agreements backed by own debentures.

Thousand of reais	2022	2021	2020

Currency:
Real	46,952,884	62,322,887	77,743,482
Euro	-	9,309	13,156
US dollar	68,661,828	58,673,713	53,900,324
Other currencies	464,302	-	-
Total	116,079,014	121,005,909	131,656,962